Investments in Affiliates - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 30, 2016 CNY (¥)	Feb. 28, 2013 CNY (¥)	May 31, 2011 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Percentage of equity interest transferred				50.00%
Receivable of equity interest transfer				¥ 9,800		¥ 9,800
Recognized impairment losses						38,214		¥ 0	¥ 0
Impairment loss recognized on investments due to COVID-19						1,831
Income (loss) from equity in affiliates						100,257	$ 15,365	¥ 115,809	¥ 14,469
Other Current Assets
Investments in and Advances to Affiliates [Line Items]
Receivable of equity interest transfer				¥ 9,800		9,800
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture			¥ 4,000
Equity Interest ownership			40.00%
Wanjia Win-Win Assets Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture		¥ 21,000
Equity Interest ownership		35.00%								28.00%
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture	¥ 9,800
Equity Interest ownership	50.00%
Gopher Transform Private Fund
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture					¥ 150,000
Recognized impairment losses						28,156
Investment at cost, percentage					48.00%
Private Equity Fund Investment
Investments in and Advances to Affiliates [Line Items]
Recognized impairment losses						¥ 8,227
Gopher Asset Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership				10.00%		10.00%				35.00%
Maximum | Gopher Asset Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership										10.00%